Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Long Term Loan	[1]	$ 948	$ 973
Taldor		20	2
Shagrir		93	159
DBSI (see Note 12f(1))		$ 53	$ 53

[1]	On March 29, 2016, the Board of Directors approved to repay the capital note, which was issued by Shagrir Group to the Company in December 2015, in the amount of NIS 8,000. In addition, the Board of Directors also approved a motion to grant NIS 4,100 worth of equity to Shagrir Group and an additional NIS 3,100 of equity to Shagrir group for a future capital note to be issued in 5 years, as to be without any interest.